SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2014
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

17.                               SHARE-BASED COMPENSATION

The Company’s Board of Directors has approved and the Company has granted various tranches of options to its management and consultants as follows:

From 2007 to 2010, the Company granted 240,000 share options to its management with various exercise prices per share with different service period from 3 to 4 years.

From 2004 to 2011, the Company granted 302,855 options with various exercise prices per share to its executives and consultants, which can be exercised only when the Company’s common stocks become publicly traded or the Company is acquired by other parties (“Company Sale”).

On June 8, 2011, the Company granted 41,843 options with exercise prices of $ 0.01 per share to its management, which can be exercised only when the Company’s common stocks become public traded or upon a liquidation of the Company.

On February 17, 2012, the Company modified the 60,000 options granted to one of its employees on December 31, 2010 with exercise price of $ 5.13 per share for 80,000 options with the same exercise price which are fully vest but can be exercised only when all of the following conditions are met:

(1)                 The Company’s common stocks become public traded or a Company Sale occurs;

(2)                 The former employee should not engage with any entity or business of healthcare management and consulting business in the PRC (the “Competitive Business”) in the next two years.

(3)                 The former employee should not disclose any confidential information to third parties without authorization.

On March 18, 2013, the Company granted 330,000 options with exercise price of $5.13 per share to certain directors and employees, which can be exercised immediately upon the issuance of the options. The Group recorded share-based compensation expenses of $2,273 during the years ended March 31, 2013.

On March 18, 2013, The Company granted additional 440,000 options with exercise price of $5.13 per share and 80,000 options with exercise price of $6.00 to its certain directors and employees, which can be exercised only when the Company’s common stocks become public traded or upon a liquidation of the Company.

On September 12, 2013, the Company granted 200,000 options with exercise price of $6.00 to its director, which has a vesting period of 3.55 years and can be exercised only when the Company’s common stocks become publicly traded or upon a Company Sale.

On February 27, 2014, the Company granted additional 356,300 options with exercise price of $5.13 per share and 72,700 options with exercise price of $6.00 to its certain directors and employees, which have vesting periods of 1.35 and 1.91 years respectively and can be exercised only when the Company’s common stocks become publicly traded or upon a Company Sale.

For these options which can only be excised when the Company’s common stock becomes public traded or a Company Sale, no compensation expenses would be recognized until the Company’s common stocks become public traded or a Company Sale occurs, after which the Company will immediately recognize compensation cost of $5,966 related to these options.

The following table summarizes information regarding options granted:

	For the years ended March 31,
	2012			2013			2014
		Weighted	Weighted		Weighted	Weighted		Weighted	Weighted
		average	average		average	average		average	average
		exercise	fair value		exercise	fair value		exercise	fair value
	Number of	price per	per option	Number of	price per	per option	Number of	price per	per option
	options	option	at grant date	options	option	at grant date	options	option	at grant date

Outstanding on April 1 of year	497,855	$2.34	$3.25	434,698	$2.02	$3.94	1,284,698	$4.13	$6.08
Granted	61,843	1.67	10.88	850,000	5.21	7.17	629,000	5.51	15.61
Exercised	(75,000)	1.80	1.59	—	—	—	—	—	—
Forfeited	(50,000)	5.13	9.20	—	—	—	(25,000)	6.00	7.13
Outstanding on March 31 year	434,698	$2.02	$3.94	1,284,698	$4.13	$6.08	1,888,698	$4.56	$9.24

There were 390,000 vested options, and 1,498,698 options expected to vest as of March 31, 2014.  For options expected to vest, the weighted-average exercise price is $4.42 and aggregate intrinsic value is $34,355 as of March 31, 2014.

Total intrinsic value of options exercised were $458, nil and nil for the years ended March 31, 2012, 2013, 2014, respectively.

The following table summarizes information with respect to share options outstanding as of March 31, 2014:

	Option outstanding				Option exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
		remaining	Exercise	values as of		Exercise	values as of
	Number	contractual	price per	March 31,	Number	price per	March 31,
Range of exercise price	outstanding	life in years	option	2014	exercisable	option	2014

$ 0.01	221,843	1.13	$0.01	$6,063	—	$—	$—
$ 1.00-$2.00	62,855	2.94	$1.68	1,613	—	$—	—
$ 5.13	1,276,300	8.88	$5.13	28,348	390,000	$5.13	8,662
$ 6.00	327,700	9.48	$6.00	6,993	—	$—	—
	1,888,698			$43,017	390,000		$8,662

The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest
	rate of return	Contractual term	Volatility	Dividend yield	Exercise price

December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13~6.00
September 12, 2013	3.22	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13~6.00

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)                 Contractual term

The Company used the original contractual term.

(3)                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                 Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(6)                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.

The Group recorded share-based compensation of $216, $2,273 and $930 during the years ended March 31, 2012, 2013 and 2014, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

As of March 31, 2014, total unrecognized compensation expense relating to unvested share options was $7,383, which will be recognized over 3 years.  The weighted-average remaining contractual term of options outstanding is 7.88 years.